Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	R$ 177,643	R$ 46,374
Actuarial gains (losses)	(31,281)	131,269
Other comprehensive loss, ending	146,362	177,643
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	181,617	212,114
Actuarial gains (losses)	54,091	(30,497)
Other comprehensive loss, ending	235,708	181,617
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	(3,974)	(165,740)
Actuarial gains (losses)	(85,372)	161,766
Other comprehensive loss, ending	R$ (89,346)	R$ (3,974)